CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 301,626	$ 351,507
Short-term investments	2,372	546
Accounts receivable, net of allowances for doubtful accounts of $30,145 and $32,176, respectively	20,168	30,051
Inventories	34,262	48,404
Deferred costs	103,222	111,179
Prepaids and other current assets	29,242	46,943
Short-term restricted cash	12,905	15,955
Total current assets	503,797	604,585
Property, plant and equipment, net	12,199	4,819
Goodwill	13,820	13,820
Intangible assets, net	3,625	4,858
Long-term investments	19,226	11,273
Long-term deferred costs	39,741	132,587
Long-term deferred tax assets	1,823	1,742
Other long-term assets	6,709	10,599
Total assets	600,940	784,283
Current liabilities:
Accounts payable	23,530	36,356
Income taxes payable	786
Customer advances	82,589	82,607
Deferred revenue	64,989	182,963
Deferred tax liabilities	1,575	1,436
Other current liabilities	50,318	87,487
Total current liabilities	223,787	390,849
Long-term deferred revenue	83,227	122,241
Other long-term liabilities	22,887	22,253
Total liabilities	329,901	535,343
Commitments and contingencies (Note 12)
UTStarcom Holdings Corp. shareholders' equity:
Ordinary share: $0.00125 par value; 750,000 authorized shares; 156,507 and 155,327 shares issued at December 31, 2011 and December 31, 2010, respectively; 151,816 and 155,327 shares outstanding at December 31, 2011 and December 31, 2010, respectively (Note 1)	182	182
Additional paid-in capital	1,306,780	1,303,627
Treasury stock, at cost: 4,691 and nil shares at December 31, 2011 and December 31, 2010, respectively	(6,301)
Accumulated deficit	(1,118,916)	(1,132,303)
Accumulated other comprehensive income	82,893	69,423
Total UTStarcom Holdings Corp. shareholders' equity	264,638	240,929
Noncontrolling interests	6,401	8,011
Total equity	271,039	248,940
Total liabilities and equity	$ 600,940	$ 784,283